Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,481,597.97
Total Fee Amount	650.90
Total Offset Amount	0.00
Net Fee	$ 650.90
Offering Table N/A
Offset Table N/A	N/A